Core Market Neutral Fund
FUND SUMMARY
Investment Objective:
The Fund seeks capital appreciation with a low correlation to broad equity market indices.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Core Market Neutral Fund	Class N Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Core Market Neutral Fund		Class N Shares	Institutional Class Shares
Management Fees		0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.51%	1.66%
Total Annual Fund Operating Expenses		2.75%	2.65%
Fee Waiver and Reimbursement	[2]	(0.56%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		2.19%	1.94%
[1]	Other expenses do not reflect the costs of investing in derivatives that provide the Fund with exposure to the market neutral strategy. The Fund pays the cost of derivative investment(s), in the form of execution costs, indirect management fees, and/or reduced returns on the investments. The Advisor estimates the total annual cost of investing in such derivatives to be 2.01% of the Fund's net assets as of December 1, 2018. Estimated derivative cost includes an estimate of interest rates, which may be materially lower or higher than future interest rates, as well as counterparty expenses, and indirect management fees. The estimate does not include certain indirect fees and expenses of the reference asset(s), such as transaction and brokerage, administration, audit, and legal. The Fund indirectly bears such expenses in the form of reduced returns on its investments. The Fund does not pay any direct or indirect incentive or performance based fees.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2020, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) will not exceed 2.19% and 1.94% of average daily net assets attributable to Class N and Institutional Class, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Adviser’s fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Core Market Neutral Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N Shares	222	800	1,405	3,039
Institutional Class Shares	197	756	1,342	2,931

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks exposure to equity and equity-related securities based on market neutral strategies. Market neutral strategies use quantitative and statistical data analysis to take advantage of pricing aberrations in equity and equity-related securities. The Fund’s advisor seeks exposure to market neutral strategies by investing the Fund’s assets in negotiated derivative instrument(s) with counterparty banks (such as a swap, option, or other derivative) that provides exposure to one or more market neutral strategies. To preserve principal and to generate income, the advisor may also invest the Fund’s assets in short-term investment grade fixed-income securities. Such short-term fixed income securities include commercial paper and U.S. Treasury securities.

Additionally, the Fund has exposure to long or short positions in equity securities of U.S. and non-U.S. companies of various market capitalizations. The Fund defines equity securities as common and preferred stocks and equity-related securities such as securities and financial instruments (e.g. derivatives) that derive their value from equity securities. The equity and equity-related securities in which the Fund invests may be listed or unlisted, of issuers of any size, and may include, but are not limited to, common stocks, preferred stocks, rights, warrants and total return swap contracts (including equity and asset swaps). Equity swaps may be based on a single name equity, a broader basket of equities, or an equity index.

With respect to derivatives that provide exposure to one or more third-party managers’ market neutral strategies, the Fund’s exposure to long and short positions will be based on the manager’s strategy which employs statistical and quantitative analysis to identify pricing aberrations in equity and equity-related securities. The manager’s strategy seeks to take advantage of the pricing aberrations identified by its models, which utilize inputs such as price data, fundamental data, and corporate events. In normal market conditions, the advisor will attempt to maintain an exposure to strategies at or near both market neutral (that is, a nearly equal amount of long and short position exposure) and beta neutral (that is, the Fund’s returns have little or no correlation to the overall market’s returns).

In general, the Fund may take or have exposure to long positions in those securities believed to be undervalued, and short positions in those securities that believed to be overvalued. The adviser or manager may sell a long position when a price target is reached, fundamentals have deteriorated or more attractive investments are available. The advisor or manager may cover (buy back) short positions when a price target is reached, fundamentals have improved or more attractive short positions are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

The following describes the risks the Fund may bear through investments, directly or indirectly, in specific securities and derivatives.

Counterparty Risk: Derivative transactions such as swaps and certain options and other custom instruments are subject to the risk of non-performance by the swap counterparty, including the risks relating to the financial soundness and creditworthiness of the swap counterparty.

Currency and Exchange Rate Risks: The Fund may invest in financial instruments denominated in currencies other than the U.S. Dollar or in financial instruments which are determined with references to currencies other than the U.S. Dollar. To the extent unhedged, the value of the Fund’s assets will fluctuate with U.S. Dollar exchange rates as well as with price changes of their investments in the various local markets and currencies.

Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Foreign Securities Risk: Because the Fund’s investments may, directly or indirectly, include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers.

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Management Risk: The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the advisor’s judgments about the potential performance of a certain investment strategy may also prove incorrect and may not produce the desired results.

Market Neutral and Hedged Strategies: Although the Fund may invest in positions that are intended to be market neutral, it may be unable to, or decide not to, hedge its positions, and, in such event, the Fund might sustain a significant risk of loss as a result of changes in the price of unhedged positions.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Model Risk: The Fund will have exposure, through derivatives, to a third-party manager’s market neutral strategy which, in turn, relies on the manager’s investment models. As market dynamics shift over time, a previously highly successful model often becomes outdated or inaccurate. There can be no assurance that the advisor will be successful in evaluating a manager’s quantitative models or in identifying when such models are no longer effective (at least before substantial losses are incurred).

Non-Exchange Traded Derivatives Risk: Derivatives instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange, including, but not limited to, swap and option transactions. Over-the-counter options, unlike exchange-traded options, are two-party contracts with price and other terms negotiated by the buyer and seller. The risk of nonperformance by the obligor on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument.

Option Risk: There are risks associated with the purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling and Short Position Risk: The Fund may indirectly engage in short-selling and short position derivative activities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor’s ability to accurately anticipate the future value of a security or instrument, and potentially higher transaction costs than are associated with long-only investing. The Fund’s losses are potentially unlimited in a short position transaction.

Small and Medium Capitalization Company Credit Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, securities issued by smaller companies may pose greater risk than is generally associated with the securities of larger, more established companies.

Spread and Arbitrage Trading: A significant part of the Fund’s investment operations may involve spread positions between two or more financial instrument positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur.

Swap Risk: The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The value of a swap may be highly volatile and may fluctuate substantially during a short period of time.

Systems Risks: The Fund may depend on a manager to develop and implement appropriate systems for the Fund’s activities. The Fund relies extensively on computer programs and systems to trade, clear and settle transactions, to evaluate certain securities based on real-time trading information, to monitor its portfolios and net capital, and to generate risk management and other reports that are critical to the oversight of the Fund’s activities. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by computer “worms,” viruses and power failures. Any such defect or failure could have a material adverse effect on the Fund.

Undervalued Stock Risk: Undervalued stocks may remain undervalued during a given period, may not ever realize their full value or may turn out to have been appropriately priced at the time the Fund purchased them. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged. Entire industries or sectors may lose favor with investors, and the Fund, in seeking value stocks, may focus its investments more heavily in those industries or sectors.

Volatility Risk: The Fund’s investment program may involve the purchase and sale of relatively volatile financial instruments such as derivatives, which are frequently valued based on implied volatilities of such derivatives compared to the historical volatility of underlying financial instruments. Fluctuations or prolonged changes in the volatility of such instruments, therefore, can adversely affect the value of investments held by the Fund.

Performance:

The bar chart and table set out below help show the returns and risks of investing in the Fund. The bar chart shows the annual returns of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. Performance prior to December 19, 2018 reflects the Fund’s prior statistical arbitrage strategy. The performance table compares the performance of the Fund’s shares over time to the performance of its benchmark and supplemental indices. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.Updated performance information for the Fund will be available at no cost by visiting www.alphacorefunds.com or by calling 1-855-447-2532.

Institutional Class Shares Performance Bar Chart Calendar Year Ended December 31

Best Quarter Ended:	3/31/18	(0.34)%
Worst Quarter Ended:	9/30/18	(6.74)%

Performance Table Average Annualized Total Returns (For periods ended December 31, 2018)
Average Annual Total Returns - Core Market Neutral Fund	Label	One Year	Since Inception	Inception Date
Institutional Class Shares	Return before taxes	(17.02%)	(13.95%)	Aug. 14, 2017
Institutional Class Shares | Return after taxes on distributions		(17.02%)	(13.95%)
Institutional Class Shares | Return after taxes on distributions and sale of Fund shares		(10.07%)	(10.55%)
BAML 3 Month T-Bill (reflects no deduction for fees, expenses or taxes)		1.88%	1.67%
HFRX Market Neutral (reflects no deduction for fees, expenses or taxes)		(3.16%)	(2.19%)

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

BAML 3 Month T-Bill is a 3-Month Treasury Bill Index comprised of a single issue purchased at the beginning of the month and held for a full month. The index is rebalanced monthly and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. Investors cannot invest directly in an index or benchmark.

HFRX Market Neutral: Strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, and select securities for purchase and sale. These can include both factor- based and Statistical Arbitrage/Trading strategies. Equity Market Neutral Strategies typically maintain characteristic net equity market exposure no greater than 10% long or short. Investors cannot invest directly in an index or benchmark.